Business Segments (Tables)	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Financial Information by Business Segment

	Customer Business
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2024:
Net revenue:	¥456.0	¥339.1	¥502.8	¥577.3	¥244.4	¥431.5	¥2,551.1	¥356.6	¥(4.1)	¥2,903.6
BK and TB(1):	190.3	227.7	406.2	19.8	67.7	382.7	1,294.4	226.1	42.5	1,563.0
Net interest income	149.3	123.5	253.0	19.8	12.6	206.3	764.5	54.2	86.5	905.2
Net fees	39.0	86.7	119.8	—	55.0	161.7	462.2	(12.0)	(15.9)	434.3
Other	2.0	17.5	33.4	—	0.1	14.7	67.7	183.9	(28.1)	223.5
Other than BK and TB	265.7	111.4	96.6	557.5	176.7	48.8	1,256.7	130.5	(46.6)	1,340.6
Operating expenses(2)	326.5	210.6	189.0	302.3	175.5	211.8	1,415.7	158.8	34.6	1,609.1
Operating profit (loss)	¥129.5	¥128.5	¥313.8	¥275.0	¥68.9	¥219.7	¥1,135.4	¥197.8	¥(38.7)	¥1,294.5
Fixed assets(3)	¥250.7	¥179.7	¥165.5	¥1.8	¥21.3	¥158.2	¥777.2	¥95.3	¥492.7	¥1,365.2
Increase in fixed assets(4)	¥22.5	¥17.3	¥20.5	¥0.3	¥4.0	¥10.6	¥75.2	¥10.7	¥12.0	¥97.9
Depreciation(4)	¥15.9	¥10.2	¥20.4	¥0.1	¥3.9	¥17.8	¥68.3	¥15.4	¥6.5	¥90.2
Six months ended September 30, 2025:
Net revenue:	¥515.9	¥399.5	¥523.9	¥413.0	¥284.2	¥479.8	¥2,616.3	¥347.6	¥(9.0)	¥2,954.9
BK and TB(1):	220.4	289.0	432.5	22.7	75.9	432.1	1,472.6	206.8	(9.4)	1,670.0
Net interest income	175.2	176.5	263.5	22.7	18.8	210.3	867.0	44.2	13.0	924.2
Net fees	43.1	96.2	134.2	—	57.1	198.5	529.1	(8.2)	(13.3)	507.6
Other	2.1	16.3	34.8	—	—	23.3	76.5	170.8	(9.1)	238.2
Other than BK and TB	295.5	110.5	91.4	390.3	208.3	47.7	1,143.7	140.8	0.4	1,284.9
Operating expenses(2)	378.2	223.3	199.5	231.5	206.0	231.0	1,469.5	160.7	49.9	1,680.1
Operating profit (loss)	¥137.7	¥176.2	¥324.4	¥181.5	¥78.2	¥248.8	¥1,146.8	¥186.9	¥(58.9)	¥1,274.8
Fixed assets(3)	¥289.6	¥194.8	¥171.5	¥2.3	¥23.2	¥157.4	¥838.8	¥87.7	¥483.0	¥1,409.5
Increase in fixed assets(4)	¥39.7	¥20.6	¥21.3	¥0.5	¥3.7	¥12.3	¥98.1	¥14.1	¥10.0	¥122.2
Depreciation(4)	¥19.1	¥12.1	¥19.4	¥0.2	¥3.7	¥17.2	¥71.7	¥11.5	¥4.6	¥87.8

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Operating expenses primarily includes salaries and employee benefits, outsourcing expenses, and amortization of intangible assets.
(3)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,820.3 billion as of September 30, 2024 and ¥1,862.6 billion as of September 30, 2025, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(4)These amounts are related to the fixed assets of BK and TB included in the table above.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income
A reconciliation of operating profit and fixed assets under the internal management reporting system for the six months ended September 30, 2024 and 2025 above to income before income tax expense shown in the accompanying condensed consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ended March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for nine months, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for six months. The adjustment for the difference between the two is included in Other – net.

	Six months ended September 30,
	2024	2025
	(in billions)
Operating profit:	¥1,295	¥1,275
Provision for credit losses	(129)	(32)
Foreign exchange gains—net	173	120
Trading account gains (losses)—net	425	(412)
Equity investment securities gains (losses)—net	(493)	503
Debt investment securities losses—net	(13)	(86)
Equity in earnings of equity method investees—net	316	391
Impairment of goodwill	—	(38)
Reversal of off-balance sheet credit instruments	1	26
Other—net	(231)	(62)
Income before income tax expense	¥1,344	¥1,685
Fixed assets:	¥1,365	¥1,410
U.S. GAAP adjustments and other	1,594	1,641
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,959	¥3,051